History and activity of the Company	12 Months Ended
Dec. 31, 2023
History and activity of the company [abstract]
History and activity of the Company

Note 1 - History and activity of the Company

BBB Foods Inc. is a holding company incorporated in the British Virgin Islands on July 9, 2004 with company number 605635, that directly controls two Scottish entities:

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BBB Foods Limited Partnership, one of the Scottish entities, is the intermediate parent of the following three Mexican companies and owns 99.99% of their respective equity;
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Tiendas Tres B, S. A. de C. V. (“Tiendas Tres B”), the main subsidiary in Mexico, has, as its main activity the sale, purchase, distribution and marketing of all types of products, items and goods, as well as the establishment, and operation of individual stores and distribution centers for the sale of such products;
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Tiendas BBB, S. A. de C. V. (“Tiendas BBB”), the second Mexican company, was originally charted to be a personnel services entity, but such activities were ceased as of April 23, 2021, in connection with the new Labor Outsourcing Reform passed by Mexican Congress to regulate labor subcontracting. Separately, Tiendas BBB entered into a right of use contract in respect of the brand “BBB” with Tiendas Tres B as licensee, pursuant to which royalty payments will be made until 2023 (which royalties are eliminated in the consolidated financial statements); and
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Desarrolladora Tres B, S. A. de C. V., the third Mexican company, is a semi-dormant company of the Group that was originally formed for the purpose of developing certain land, but today is used exclusively to hold title to a small piece of land and to provide certain limited services to other companies of the Group; and
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Lothian Shelf Limited, the second Scottish entity, to comply with Mexican corporate law, is the owner of 0.01% of the equity of each of the preceding three Mexican subsidiaries (all three of which, along with the two Scottish companies are referred to herein collectively as the “Subsidiaries”).

The Subsidiaries currently operate in Mexico (except for BBB Foods Limited Partnership and Lothian Shelf Limited). BBB Foods Inc., collectively with the Subsidiaries, is hereinafter referred to as the “Company”, “BBB Foods” or the “Group.”

BBB Foods Inc.’s registered office is located at Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands. BBB Foods Inc., as an entity incorporated and existing under the laws of the British Virgin Islands, is not subject to any form of taxation (see Note 17). The Company’s controlling parties are QS BBB, Inc., QS 3B Inc., QS T3B Inc., and Quilvest (Switzerland) Ltd, which are collectively referred to as “QS BBB”, and Bolton Partners LTD, who have joint control over the Company.

The following are the Subsidiaries as of December 31, 2023 and 2022 over which control is exercised, directly and indirectly:

	% of ownership
	December 31,			Functional
Company	2023(1)	2022(1)	Country	currency	Main activity
BBB Foods Limited Partnership	100%	100%	Scotland	Mexican peso	Intermediate parent
Lothian Shelf Limited	100%	100%	Scotland	Mexican peso	Holding Company
Tiendas Tres B, S.A. de C.V.	100%	100%	Mexico	Mexican peso	Operating company
Tiendas BBB, S.A. de C.V.	100%	100%	Mexico	Mexican peso	Owner of some trademarks of the Company
Desarrolladora Tres B, S.A. de C.V.	100%	100%	Mexico	Mexican peso	Owner of a piece of land

(1)
BBB Foods Inc. owns 99.99% of Tiendas Tres B, Tiendas BBB and Desarrolladora Tres B, S.A. de C.V. (collectively, the “Mexican Subsidiaries”) through BBB Foods Limited Partnership and 0.01% through Lothian Shelf Limited.

Going Concern Assessment

As of December 31, 2023 and 2022, the Company had a negative share capital and an accounting deficit of Ps.4,634,848, and Ps.4,713,261, respectively. In addition, as of such dates, the Company operated with negative working capital, which is consistent with the Company’s business model, since it represents a source of cashflows that, in turn, helps the Company satisfy its operating needs and continue with its growth. As a result of the foregoing, the Company performed an assessment of whether the going concern basis of preparation is appropriate according to the following factors: the Company’s current and expected profitability and the timing of repayment of the Company’s financial obligations.

Management has prepared these consolidated financial statements as of December 31, 2023 and 2022, assuming that it will continue to operate as a going concern, considering that the Company’s business model allows it to operate with a negative working capital, which represents a source of cashflows, which it uses to fulfil its financial and operational needs and continue its growth. Additionally, the Company’s financial structure has allowed it to operate with liquidity, including significant investments in furniture, equipment, store equipment and lease-hold improvements related to the opening of new stores and the improvement and expansion of sales areas in existing stores. The budget and projections of the Company, considering possible variations in operational performance, show that the Company is capable of operating with its current level of financing.

As of December 31, 2023, the Company had an equity deficit as a result of the interest that had accrued on the Senior Promissory Notes and Junior Promissory Notes issued by the Company as further described in Notes 13 and 14 (hereinafter, the “Promissory Notes”); however, on February 8, 2024, BBB Foods listed its Class A common shares on the New York Stock Exchange in connection with its initial public Offering (“IPO”) and on February 14, 2024, BBB Foods received net proceeds of Ps.7,820,862 (US$458,976,159) from the IPO. The Company used the proceeds to repay in full the Promissory Notes and as of such date, BBB Foods no longer had an equity deficit (see Note 23).

The financial and operating projections prepared by Management for the next 12 months show that BBB Foods will have sufficient financial resources (including cash) to meet all its financial and operating obligations and commitments and has no significant financial short-term obligation as of the issuance date of the consolidated financial statements.

Hurricane Otis

On October 25, 2023, Hurricane Otis struck the city of Acapulco, Mexico where the Company operated 54 stores as of such date. During the aftermath of the hurricane, 51 stores were temporarily closed; however, as of December 31, 2023, the Company had reopened 12 stores (see Note 23). The Company had fixed costs of Ps.11,818 on the closed stores mainly due to payments of rent, utilities, wages and salaries.

As a result of the impact of Hurricane Otis, the Company recognized Ps.42,422 in impairment losses as other expenses for the year ended December 31, 2023 due to damages to properties, furniture, equipment, and lease-hold improvements resulting from the hurricane and related events. In addition, the Company recognized Ps.7,598 as sales expenses for the year ended December 31, 2023 in connection with cash losses due to theft, debris removal and equipment repairs. Finally, the Company also recognized Ps.30,409 in cost of sales for the year ended December 31, 2023 as a result of inventory write down.

The Company holds insurance coverage relating to the damages from Hurricane Otis, which maximum liability limit amounts to US$3,586,750 (Ps.63,197) for this specific event. However, this amount has not been recognized as an asset, since represents a contingent asset to Tiendas Tres B (the recovery is not virtually certain) (see Note 23).